Leases - Details of component of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease cost for fixed payments	¥ 147,260	¥ 260,361
Short-term lease costs	61,487	66,929
Variable lease costs	52,442	10,288
Total lease costs	¥ 261,189	¥ 337,578